Related parties (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Conversion price per share			£ 1
Cash ratio deposits	0.18%
Threshold eligible liabilities	£ 600
Loans and advances	30,251	£ 30,138
Customer deposits	398,036	380,968
Total income	13,133	12,590	£ 12,923
Operating expenses	10,401	16,194	£ 16,353
Associate
Disclosure of transactions between related parties [line items]
Loans and advances	130	150
Customer deposits	111	64
Total income	28	30
Operating expenses	£ 23	£ 8